Basis of Presentation and Disclosure	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Basis of Presentation and Disclosure
2)	BASIS OF PRESENTATION AND DISCLOSURE
The consolidated financial statements as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022, were prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Note 29 includes Cemex’s material accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can be reasonably expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.
Presentation currency and definition of terms
The consolidated financial statements and the accompanying notes are presented in Dollars of the United States of America (the “United States”), except when specific reference is made to a different currency. When reference is made to “U.S. Dollar,” “Dollar,” “Dollars” or “$” it means Dollars of the United States. All amounts in the financial statements and the accompanying notes are stated in millions, except when references are made to earnings per share and/or prices per share. When reference is made to “Ps” or “Pesos,” it means Mexican Pesos. When reference is made to “€” or “Euros,” it means the currency in circulation in a considerable number of European Union (“EU”) countries. When reference is made to “£” or “Pounds,” it means British Pounds sterling. Previously reported Dollar amounts of prior years are restated when the underlying transactions in other currencies remain unsettled using the closing exchange rates as of the reporting date. Amounts reported in Dollars should not be construed as representations that such amounts represented those Dollars or could be converted into Dollars at the rates indicated.
Amounts disclosed in the notes in connection with outstanding tax and/or legal proceedings (notes 20.4 and 25), which are originated in jurisdictions where currencies are different from the Dollar, are presented in Dollar equivalents as of the closing of the most recent year presented. Consequently, without any change in the original currency, such Dollar amounts will fluctuate over time due to changes in exchange rates.
Discontinued operations (note 4.2)
Cemex reports as discontinued operations the disposal of entire geographical reportable operating segments regardless of size, the sale of a considerable portion of a significant reportable operating segment, as well as the sale of a major line of business. The statements of income and the statements of cash flows of prior periods were represented to consider the effects of additional discontinued operations occurred in 2024.
Statements of income
Cemex includes the line item titled “Operating earnings before other expenses, net” considering that it is a subtotal relevant for the determination of Cemex’s “Operating EBITDA” (Operating earnings before other expenses, net plus depreciation and amortization) as described below in this note. The line item of “Operating earnings before other expenses, net” allows for easy reconciliation of the amount in these financial statements under IFRS to the non-IFRS
measure of Operating EBITDA by adding back depreciation and amortization. The line item “Other expenses, net” consists primarily of revenues and expenses not directly related to Cemex’s main activities or which are of a non-recurring
nature, including impairment losses of long-lived assets, results on disposal of assets, as well as restructuring costs, among others (note 7). Under IFRS, the inclusion of certain subtotals such as “Operating earnings before other expenses, net” and the display of the statement of income vary significantly by industry and company according to specific needs.

Basis of presentation and disclosure – Statements of income – continued

Although Operating EBITDA is not a measure of operating performance, an alternative to cash flows or a measure of financial position under IFRS, Operating EBITDA is the financial measure used by Cemex’s chief executive officer to review operating performance and profitability, for decision-making purposes and to allocate resources. Moreover, Operating EBITDA is a measure used by Cemex’s creditors to review its capacity to internally fund capital expenditures, to service or incur debt and to comply with financial covenants under its financing agreements. Cemex presents “Operating EBITDA” in notes 4.3 (selected financial information by reportable segment and line of business) and 17.1 (Financial instruments–Financial covenants). Cemex’s Operating EBITDA may not be comparable to other similarly titled measures of other companies.
Statements of cash flows
The statements of cash flows exclude the following transactions that did not represent sources or uses of cash:
Financing activities:

•	In 2024, 2023 and 2022, the increases in other financing obligations in connection with lease contracts negotiated during the year for $290, $341 and $296, respectively (note 17.2);

•	In 2024, the portion of dividends declared during the year that is still payable as of December 31, 2024 for $30 (notes 21.1 and 21.3); and
Investing activities:

•
In 2024, 2023 and 2022, in connection with the leases negotiated during the year, the increases in assets for the right-of-use
related to lease contracts for $290, $341 and $296, respectively (note 15.2).

Newly issued IFRS adopted in 2024
Beginning January 1, 2024, Cemex adopted IFRS amendments that did not result in any material impact on its results of operation or financial position, and which are explained as follows:

Standard	Main topic

Amendments to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures – Supplier Finance Arrangements
The amendments require disclosure of supplier finance arrangements and their effects on an entity’s liabilities, cash flows and exposure to liquidity risk. As a result of the adoption of the amendments to IAS 7 and IFRS 7, the Company provides new disclosures for trade accounts payable under supplier finance arrangements in note 18.1.

Amendment to IAS 1 – Presentation of Financial Statement
Clarifies the requirements to be applied in classifying liabilities as current and non-current
for
non-current
liabilities that are subject to covenants within 12 months after the reporting period. The adoption of the amendments to IAS 1 did not impact Cemex´s financial statements.

Amendments to IFRS 16, Leases – Lease Liability in a Sale and Leaseback
The amendments mention that on initial recognition, the seller-lessee would include variable payments when it measures a lease liability arising from a sale-and-leaseback
transaction. In addition, the amendments establish that the seller-lessee could not recognize gains or losses relating to the right of use it retains after initial recognition. There are no sale and leaseback transactions during the reported periods.